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                        NATIONS OUTLOOK VARIABLE ANNUITY
                             SEPARATE ACCOUNT SEVEN
                        HARTFORD LIFE INSURANCE COMPANY

                          SUPPLEMENT DATED MAY 1, 2002
                       TO THE PROSPECTUS DATED MAY 1, 2002


Under the section entitled "The Funds," the 16th paragraph describing the investment objective of the Nations Marsico Growth Portfolio is deleted and replaced with the following:

          NATIONS MARSICO GROWTH PORTFOLIO (formerly Marsico Growth & Income Portfolio) -- Seeks long-term growth of capital.


  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

333-40414
HV-3622